Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of significant components of the company's deferred tax asset
	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Net operating loss carry-forward*	40,755	38,258	36,550
Share-based compensation expense	351	1,163	1,774
Research and development costs	3,103	4,041	2,858
Other	10	9	13
Gross deferred tax assets	44,219	43,471	41,195
Less - Valuation allowance	(44,219)	(43,471)	(41,195)

Net deferred tax assets	-	-	-

* This excludes capital losses of approximately $14,224 thousands for which the company will create a full valuation allowance.

Schedule of roll forward of valuation allowance
USD thousands
Balance at December 31, 2021	$36,030
Currency translation Income	(1,316)
Income tax expense	6,481
Balance at December 31, 2022	$41,195
Currency translation Income	(3,295)
Income tax expense	5,571
Balance at December 31, 2023	$43,471
Currency translation Income	(2,459)
Income tax expense	3,207
Balance at December 31, 2024	44,219

Schedule of reconciliation of theoretical income tax expense to actual income tax expense
	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands

Loss before income taxes	(13,945)	(24,221)	(28,180)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit	(3,207)	(5,571)	(6,481)

Change in temporary differences for which deferred taxes were not recognized	858	(1,177)	(1,696)
Tax rate differential	9	10	20
Non-deductible expenses	148	346	744
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	2,192	6,392	6,879
Actual income tax expense (Benefit)	-	-	(534)